Shareholder Report, Holdings (Details)	Jan. 31, 2025
Columbia Global Opportunities Fund - Class A [Member] | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Global Opportunities Fund - Class A [Member] | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Global Opportunities Fund - Class A [Member] | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Columbia Global Opportunities Fund - Class A [Member] | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Columbia Global Opportunities Fund - Class A [Member] | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Columbia Global Opportunities Fund - Class A [Member] | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Global Opportunities Fund - Class A [Member] | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Global Opportunities Fund - Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Columbia Global Opportunities Fund - Class A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Global Opportunities Fund - Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Global Opportunities Fund - Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Global Opportunities Fund - Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Global Opportunities Fund - Class A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Global Opportunities Fund - Class A [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Global Opportunities Fund - Class A [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Global Opportunities Fund - Class A [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Global Opportunities Fund - Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Global Opportunities Fund - Class A [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Global Opportunities Fund - Class A [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.10%
Columbia Global Opportunities Fund - Class A [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Global Opportunities Fund - Class A [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Global Opportunities Fund - Class A [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Global Opportunities Fund - Class A [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Opportunities Fund - Class A [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Global Opportunities Fund - Class A [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Global Opportunities Fund - Class A [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Global Opportunities Fund - Class A [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Global Opportunities Fund - Class A [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Global Opportunities Fund - Class A [Member] | Other
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia Global Opportunities Fund - Institutional Class [Member] | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Global Opportunities Fund - Institutional Class [Member] | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Global Opportunities Fund - Institutional Class [Member] | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Columbia Global Opportunities Fund - Institutional Class [Member] | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Columbia Global Opportunities Fund - Institutional Class [Member] | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Columbia Global Opportunities Fund - Institutional Class [Member] | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Global Opportunities Fund - Institutional Class [Member] | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Global Opportunities Fund - Institutional Class [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Columbia Global Opportunities Fund - Institutional Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Global Opportunities Fund - Institutional Class [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Global Opportunities Fund - Institutional Class [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Global Opportunities Fund - Institutional Class [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Global Opportunities Fund - Institutional Class [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Global Opportunities Fund - Institutional Class [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Global Opportunities Fund - Institutional Class [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Global Opportunities Fund - Institutional Class [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Global Opportunities Fund - Institutional Class [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Global Opportunities Fund - Institutional Class [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Global Opportunities Fund - Institutional Class [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.10%
Columbia Global Opportunities Fund - Institutional Class [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Global Opportunities Fund - Institutional Class [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Global Opportunities Fund - Institutional Class [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Global Opportunities Fund - Institutional Class [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Opportunities Fund - Institutional Class [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Global Opportunities Fund - Institutional Class [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Global Opportunities Fund - Institutional Class [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Global Opportunities Fund - Institutional Class [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Global Opportunities Fund - Institutional Class [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Global Opportunities Fund - Institutional Class [Member] | Other
Holdings [Line Items]
Percent of Net Asset Value	9.80%